Debt: - Rural Utilities Service Guaranteed Loans (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2018
Long-term debt | FFB | Rural Utilities Service Guaranteed Loans
Debt
Advances received on loans	$ 47,940,000	$ 313,028,000